DIREXION SHARES ETF TRUST
Direxion Daily COIN Bull 2X ETF
Direxion Daily HOOD Bull 2X ETF
Direxion Daily INTC Bull 2X ETF
Direxion Daily ORCL Bull 2X ETF
Direxion Daily ORCL Bear 1X ETF

Supplement dated November 14, 2025 to the
Prospectuses and Statements of Additional Information (“SAI”),
as last supplemented

Effective immediately, the trading symbols for the Funds listed below will be as follows:
Fund	Ticker Symbol
Direxion Daily COIN Bull 2X ETF	CONX
Direxion Daily HOOD Bull 2X ETF	HODU
Direxion Daily INTC Bull 2X ETF	LINT
Direxion Daily ORCL Bull 2X ETF	ORCU
Direxion Daily ORCL Bear 1X ETF	ORCS
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.